Consolidated Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating Activities:
Net loss	$ (14,362,089)	$ (2,164,954)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discounts	30,933	11,231
Depreciation expense	199,936	0
Loss on settlement of notes payable	148,053	0
Stock-based compensation	24,439,637	0
Change in fair value of cryptocurrencies	34	4,600
Change in fair value of derivative liabilities	(17,798,551)	1,431,143
Interest expense added to principal	111,880	0
Derivative liability charged to interest at note inception	5,665,276	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,906)	18,890
Other current assets	(90,026)	0
Accounts payable and accrued expenses	459,871	68,492
Accrued payroll	543,860	653,338
Customer deposit	303,613	0
Net cash provided by (used in) operating activities	(352,479)	22,740
Investing Activities:
Purchase of property and equipment	(47,916)	0
Cash paid for asset acquisition	(183,000)	0
Advance of unsecured funds in connection with proposed business acquisition	(260,000)	0
Purchase of cryptocurrencies	0	(4,600)
Net cash provided by (used in) investing activities	(490,916)	(4,600)
Financing Activities:
Proceeds from sale of common share	300,000	0
Repayment of related party advances	(8,280)	0
Proceeds from related party advances	0	16,725
Proceeds from convertible notes	852,000	0
Payments on convertible notes	0	(30,000)
Net cash provided by (used in) financing activities	1,143,720	(13,275)
Net change in cash	300,325	4,865
Cash - beginning of period	103	298
Cash - end of period	300,428	5,163
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	$ 0	$ 0
Supplemental Disclosures of Noncash Financing Information:
Shares issued for asset acquisition	3,150,616	0
Note Payable assumed for asset acquisition	$ 1,750,000	$ 0
Shares issued for settlement of accrued salary	1,539,961	0
Modification of stock options for settlement of accrued salary	100,000	0
Conversion of notes payable and derivative liabilities	1,376,117	0
Relief of warrant derivative liability upon settlement of notes	52,096	0
Establishment of new derivative liability on warrants	32,395,489	0
Shares issued for inducement into convertible notes recorded as discount on notes	377,143	0
Derivative liability upon note issuance recorded as discount on notes	210,857	0
Shares issued for deferred offering costs	$ 495,000	$ 0